CONVERTIBLE NOTES - Additional Information (Detail 1) $ in Thousands		12 Months Ended
	Jun. 18, 2018 USD ($) ADSs $ / ADS	Dec. 31, 2018 USD ($)
Debt Conversion [Line Items]
Aamortization of debt discount		$ 14,154
Residual value of convertible notes allocated to equity component		152,714
2018 Convertible Notes
Debt Conversion [Line Items]
Aggregate principal amount	$ 575,000
Convertible promissory notes, interest rate	2.25%
Maturity date	Jul. 01, 2023
Recognized total interest expense for coupon interest		6,936
Aamortization of debt discount		$ 14,154
Terms of conversion	(i) upon satisfaction of one or more of the conversion conditions as defined in the indenture for the 2018 Convertible Notes prior to the close of business day immediately preceding January 1, 2023; or (ii) anytime on or after January 1, 2023 until the close of business on the second scheduled trading day immediately preceding the maturity date (the "Conversion Option").
Convertible notes fair value	$ 410,926
Residual value of convertible notes allocated to equity component	152,714
Debt issuance costs	$ 11,360
Effective interest rate	9.38%
Outstanding principal amount convert whole or partly in integral multiples	$ 1
Initial conversion rate (ADSs per $1 principal amount) | ADSs	50.5165
Initial conversion rate per ADS | $ / ADS	19.80